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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-21260

CM Advisors Family of Funds

(Exact name of registrant as specified in charter)

805 Las Cimas Parkway, Suite 430 Austin, Texas	78746

(Address of principal executive offices)	(Zip code)

Tina H. Bloom, Esq.

Ultimus Fund Solutions, LCC     225 Pictoria Drive, Suite 450     Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code: (512) 329-0050

Date of fiscal year end:      February 28, 2013

Date of reporting period:    August 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

CM Advisors Family of Funds
Semi-Annual Report 2012

CM Advisors Fund

CM Advisors Small Cap Value Fund

CM Advisors Opportunity Fund

CM Advisors Fixed Income Fund

August 31, 2012
(Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the CM Advisors Family of Funds (the “Funds”). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Item 1.	Reports to Stockholders.

CM Advisors Fund
Portfolio Information August 31, 2012 (Unaudited)

Asset and Sector Allocation*
(% of Net Assets)

Top 10 Equity Holdings

Security Description	% of Net Assets
Cisco Systems, Inc.	3.7%
Jacobs Engineering Group, Inc.	3.3%
Applied Materials, Inc.	2.9%
Intel Corporation	2.7%
Wells Fargo & Company	2.6%
Dell, Inc.	2.5%
Microsoft Corporation	2.4%
Orion Marine Group, Inc.	2.4%
Berkshire Hathaway, Inc. - Class B	2.3%
Tesco plc - ADR	2.1%

CM Advisors Small Cap Value Fund
Portfolio Information August 31, 2012 (Unaudited)

Asset and Sector Allocation*
(% of Net Assets)

Top 10 Equity Holdings

Security Description	% of Net Assets
Orion Marine Group, Inc.	2.8%
CDI Corporation	2.8%
Core-Mark Holding Company, Inc.	2.8%
Powell Industries, Inc.	2.8%
Steelcase, Inc. - Class A	2.5%
Universal Forest Products, Inc.	2.3%
Granite Construction, Inc.	2.3%
Benchmark Electronics, Inc.	2.3%
Apogee Enterprises, Inc.	2.2%
Vishay Precision Group, Inc.	2.2%

CM Advisors Opportunity Fund
Portfolio Information August 31, 2012 (Unaudited)

Asset and Sector Allocation*
(% of Net Assets)

Top 10 Equity Holdings

Security Description	% of Net Assets
Direxion Daily Small Cap Bear 3X Shares	7.5%
Central GoldTrust	5.1%
Japan Smaller Capitalization Fund, Inc.	4.8%
Safety Insurance Group, Inc.	2.8%
CalAmp Corporation	2.8%
Shaw Group, Inc. (The)	2.6%
Core-Mark Holding Company, Inc.	2.6%
USANA Health Sciences, Inc.	2.6%
PennyMac Mortgage Investment Trust	2.6%
Netspend Holdings, Inc.	2.5%

CM Advisors Fixed Income Fund
Portfolio Information August 31, 2012 (Unaudited)

Asset and Sector Allocation*
(% of Net Assets)

Top 10 Long-Term Holdings

Security Description	% of Net Assets
Alcoa, Inc., 5.87%, due 02/23/22	1.2%
Western Union Company (The), 6.20%, due 11/17/36	1.2%
Rowan Companies, Inc., 7.875%, due 08/01/19	1.1%
American Express Company, 7.00%, due 03/19/18	1.0%
Transocean, Inc., 7.375%, due 04/15/18	1.0%
Advance Auto Parts, Inc., 5.75%, due 05/01/20	1.0%
UnitedHealth Group, Inc., 6.00%, due 02/15/18	1.0%
Canadian Pacific Railroad Company, 7.25%, due 05/15/19	1.0%
ArcelorMittal, 4.75%, due 02/25/17	0.9%
Kraft Foods, Inc., 6.125%, due 02/01/18	0.9%

CM Advisors Fund
Schedule of Investments August 31, 2012 (Unaudited)

COMMON STOCKS — 76.0%	Shares	Value
Consumer Discretionary — 5.8%
Auto Components — 0.1%
Drew Industries, Inc. *	2,575	$74,598

Distributors — 1.0%
Core-Mark Holding Company, Inc.	25,945	1,181,535

Hotels, Restaurants & Leisure — 0.0% (a)
WMS Industries, Inc. *	1,930	30,745

Household Durables — 2.4%
MDC Holdings, Inc.	57,600	1,997,568
Toll Brothers, Inc. *	28,870	944,626
		2,942,194
Media — 0.3%
Comcast Corporation - Class A Special	12,900	424,023

Specialty Retail — 2.0%
Advance Auto Parts, Inc.	300	21,336
Staples, Inc.	227,445	2,483,700
		2,505,036
Consumer Staples — 2.2%
Food & Staples Retailing — 2.1%
Kroger Company (The)	230	5,124
Tesco plc - ADR	160,090	2,579,050
		2,584,174
Food Products — 0.0% (a)
Kellogg Company	620	31,403

Personal Products — 0.1%
LifeVantage Corporation *	53,000	157,940

Energy — 3.7%
Energy Equipment & Services — 1.7%
Dawson Geophysical Company *	28,595	608,216
Tidewater, Inc.	31,120	1,476,021
Unit Corporation *	600	23,868
		2,108,105
Oil, Gas & Consumable Fuels — 2.0%
Exxon Mobil Corporation	14,085	1,229,621
Total S.A. - ADR	25,425	1,267,690
Valero Energy Corporation	910	28,447
		2,525,758

CM Advisors Fund
Schedule of Investments (Continued)

COMMON STOCKS — 76.0% (Continued)	Shares	Value
Financials — 7.4%
Capital Markets — 0.0% (a)
Charles Schwab Corporation (The)	820	$11,062

Commercial Banks — 2.6%
Wells Fargo & Company	94,747	3,224,240

Consumer Finance — 1.4%
American Express Company	29,630	1,727,429

Insurance — 3.4%
Berkshire Hathaway, Inc. - Class B *	33,900	2,859,126
Marsh & McLennan Companies, Inc.	38,332	1,309,805
Selective Insurance Group, Inc.	3,710	66,520
		4,235,451
Health Care — 2.1%
Health Care Equipment & Supplies — 1.1%
Medtronic, Inc.	34,675	1,409,885

Health Care Providers & Services — 0.3%
VCA Antech, Inc. *	17,640	341,158

Life Sciences Tools & Services — 0.7%
Thermo Fisher Scientific, Inc.	14,125	810,069

Industrials — 27.7%
Aerospace & Defense — 0.3%
Innovative Solutions & Support, Inc. *	81,956	316,350

Building Products — 4.0%
Apogee Enterprises, Inc.	68,830	1,087,514
Fortune Brands Home & Security, Inc. *	40,400	1,030,200
Insteel Industries, Inc.	121,073	1,213,152
Masonite Worldwide Holdings, Inc. *	4,415	131,346
Universal Forest Products, Inc.	37,195	1,429,404
		4,891,616
Commercial Services & Supplies — 2.6%
ABM Industries, Inc.	61,582	1,245,188
Steelcase, Inc. - Class A	197,025	1,911,143
		3,156,331
Construction & Engineering — 7.1%
Granite Construction, Inc.	32,675	900,850
Jacobs Engineering Group, Inc. *	104,450	4,129,953
Layne Christensen Company *	44,400	863,136
Orion Marine Group, Inc. *	385,115	2,934,576
		8,828,515

CM Advisors Fund
Schedule of Investments (Continued)

COMMON STOCKS — 76.0% (Continued)	Shares	Value
Industrials — 27.7% (Continued)
Electrical Equipment — 4.3%
Emerson Electric Company	48,845	$2,477,418
Encore Wire Corporation	31,310	886,699
II-VI, Inc. *	3,925	73,005
Powell Industries, Inc. *	39,940	1,514,525
Servotronics, Inc.	41,598	355,663
		5,307,310
Industrial Conglomerates — 1.6%
3M Company	21,400	1,981,640

Machinery — 4.8%
Astec Industries, Inc. *	82,693	2,425,386
Harsco Corporation	103,680	2,114,035
L.S. Starrett Company (The)	3,434	43,543
Lydall, Inc. *	97,567	1,251,785
Omega Flex, Inc. *	13,331	141,975
		5,976,724
Marine — 0.0% (a)
Kirby Corporation *	750	39,487

Professional Services — 2.1%
CDI Corporation	89,174	1,468,696
Heidrick & Struggles International, Inc.	37,010	455,963
Korn/Ferry International *	46,015	658,014
		2,582,673
Trading Companies & Distributors — 0.9%
Lawson Products, Inc.	139,522	1,116,176

Information Technology — 24.5%
Communications Equipment — 3.7%
Cisco Systems, Inc.	237,590	4,533,217
PCTEL, Inc.	8,908	56,121
		4,589,338
Computers & Peripherals — 2.9%
Dell, Inc. *	291,255	3,084,390
Hewlett-Packard Company	5,080	85,750
Hutchinson Technology, Inc. *	221,295	367,350
		3,537,490
Electronic Equipment, Instruments & Components — 7.7%
Benchmark Electronics, Inc. *	92,640	1,486,872
Corning, Inc.	182,860	2,192,491
Maxwell Technologies, Inc. *	180,650	1,374,747
Molex, Inc.	27,575	732,116
Newport Corporation *	88,445	1,099,371

CM Advisors Fund
Schedule of Investments (Continued)

COMMON STOCKS — 76.0% (Continued)	Shares	Value
Information Technology — 24.5% (Continued)
Electronic Equipment, Instruments & Components — 7.7% (Continued)
Perceptron, Inc. *	120,169	$684,963
Planar Systems, Inc. *	141,435	183,866
Vishay Precision Group, Inc. *	126,690	1,715,383
		9,469,809
Internet Software & Services — 0.1%
EarthLink, Inc.	17,080	114,094
Velti plc *	7,330	50,797
		164,891
IT Services — 1.4%
Paychex, Inc.	51,010	1,696,593

Semiconductors & Semiconductor Equipment — 6.3%
Applied Materials, Inc.	310,050	3,624,485
Cohu, Inc.	6,880	60,544
Intel Corporation	134,510	3,339,883
Rudolph Technologies, Inc. *	82,070	766,534
		7,791,446
Software — 2.4%
Microsoft Corporation	96,570	2,976,287

Materials — 2.6%
Chemicals — 0.0% (a)
Olin Corporation	935	20,037

Metals & Mining — 2.6%
Comstock Mining, Inc. *	290,725	860,546
Newmont Mining Corporation	44,900	2,275,532
		3,136,078
Utilities — 0.0% (a)
Electric Utilities — 0.0% (a)
Exelon Corporation	1,080	39,388

Total Common Stocks (Cost $84,911,533)		$93,942,984

WARRANTS — 0.1%	Shares	Value
Wells Fargo & Company * (Cost $130,130)	16,900	$170,859

CM Advisors Fund
Schedule of Investments (Continued)

MONEY MARKET FUNDS — 23.9%	Shares	Value
Wells Fargo Advantage Treasury Plus Money Market Fund - Institutional Class, 0.01% (b) (Cost $29,492,436)	29,492,436	$29,492,436

Total Investments at Value — 100.0% (Cost $114,534,099)		$123,606,279

Liabilities in Excess of Other Assets — (0.0%) (a)		(8,183)

Net Assets — 100.0%		$123,598,096

ADR - American Depositary Receipt.
*	Non-income producing security.
(a)	Percentage rounds to less than 0.1%.
(b)	Variable rate security. The rate shown is the 7-day effective yield as of August 31, 2012.
See accompanying notes to financial statements.

CM Advisors Small Cap Value Fund
Schedule of Investments August 31, 2012 (Unaudited)

COMMON STOCKS — 85.8%	Shares	Value
Consumer Discretionary — 7.2%
Auto Components — 1.1%
Drew Industries, Inc. *	3,605	$104,437

Distributors — 2.8%
Core-Mark Holding Company, Inc.	5,800	264,132

Hotels, Restaurants & Leisure — 1.6%
WMS Industries, Inc. *	9,825	156,512

Household Durables — 1.7%
MDC Holdings, Inc.	3,450	119,646
Toll Brothers, Inc. *	1,200	39,264
		158,910
Consumer Staples — 0.5%
Personal Products — 0.5%
LifeVantage Corporation *	15,500	46,190

Energy — 3.1%
Energy Equipment & Services — 3.1%
Dawson Geophysical Company *	4,325	91,993
Tidewater, Inc.	3,285	155,807
Unit Corporation *	1,200	47,736
		295,536
Financials — 2.2%
Commercial Banks — 1.2%
Glacier Bancorp, Inc.	7,235	111,491

Insurance — 1.0%
Selective Insurance Group, Inc.	5,490	98,436

Health Care — 0.4%
Health Care Providers & Services — 0.4%
VCA Antech, Inc. *	2,075	40,131

Industrials — 49.7%
Aerospace & Defense — 2.5%
Curtiss-Wright Corporation	2,695	81,012
Innovative Solutions & Support, Inc. *	39,650	153,049
		234,061
Building Products — 9.9%
Apogee Enterprises, Inc.	13,220	208,876
Fortune Brands Home & Security, Inc. *	3,522	89,811
Insteel Industries, Inc.	20,204	202,444

CM Advisors Small Cap Value Fund
Schedule of Investments (Continued)

COMMON STOCKS — 85.8% (Continued)	Shares	Value
Industrials — 49.7% (Continued)
Building Products — 9.9% (Continued)
Masonite Worldwide Holdings, Inc. *	3,585	$106,654
Quanex Building Products Corporation	5,800	101,500
Universal Forest Products, Inc.	5,755	221,164
		930,449
Commercial Services & Supplies — 4.3%
ABM Industries, Inc.	8,350	168,837
Steelcase, Inc. - Class A	24,660	239,202
		408,039
Construction & Engineering — 8.2%
EMCOR Group, Inc.	5,730	158,320
Granite Construction, Inc.	7,945	219,044
Layne Christensen Company *	6,780	131,803
Orion Marine Group, Inc. *	35,188	268,132
		777,299
Electrical Equipment — 7.9%
Encore Wire Corporation	6,584	186,459
II-VI, Inc. *	8,865	164,889
Powell Industries, Inc. *	6,885	261,079
Servotronics, Inc.	15,414	131,790
		744,217
Machinery — 8.6%
Astec Industries, Inc. *	5,490	161,022
Flow International Corporation *	5,745	18,958
Harsco Corporation	9,800	199,822
L.S. Starrett Company (The)	8,629	109,416
Lydall, Inc. *	13,765	176,605
Omega Flex, Inc. *	14,043	149,558
		815,381
Marine — 0.8%
Kirby Corporation *	1,400	73,710

Professional Services — 5.9%
CDI Corporation	16,240	267,473
Heidrick & Struggles International, Inc.	13,010	160,283
Korn/Ferry International *	9,260	132,418
		560,174
Trading Companies & Distributors — 1.6%
Lawson Products, Inc.	19,327	154,616

Information Technology — 18.0%
Communications Equipment — 0.5%
PCTEL, Inc.	7,856	49,493

CM Advisors Small Cap Value Fund
Schedule of Investments (Continued)

COMMON STOCKS — 85.8% (Continued)	Shares	Value
Information Technology — 18.0% (Continued)
Computers & Peripherals — 0.7%
Hutchinson Technology, Inc. *	37,245	$61,827

Electronic Equipment, Instruments & Components — 10.3%
Benchmark Electronics, Inc. *	13,645	219,002
Electro Scientific Industries, Inc.	2,545	31,202
Maxwell Technologies, Inc. *	17,788	135,367
Newport Corporation *	13,030	161,963
Perceptron, Inc. *	34,944	199,181
Planar Systems, Inc. *	19,900	25,870
Vishay Precision Group, Inc. *	15,160	205,266
		977,851
Internet Software & Services — 2.1%
EarthLink, Inc.	14,045	93,820
Velti plc *	15,000	103,950
		197,770
Semiconductors & Semiconductor Equipment — 4.4%
Cohu, Inc.	18,839	165,783
CyberOptics Corporation *	2,949	18,756
International Rectifier Corporation *	2,180	37,954
Rudolph Technologies, Inc. *	20,850	194,739
		417,232
Materials — 4.7%
Chemicals — 0.8%
Olin Corporation	3,200	68,576

Metals & Mining — 3.9%
Comstock Mining, Inc. *	60,505	179,095
Synalloy Corporation	14,644	191,836
		370,931

Total Common Stocks (Cost $7,569,098)		$8,117,401

CM Advisors Small Cap Value Fund
Schedule of Investments (Continued)

MONEY MARKET FUNDS — 12.8%	Shares	Value
Wells Fargo Advantage Treasury Plus Money Market Fund - Institutional Class, 0.01% (a) (Cost $1,211,622)	1,211,622	$1,211,622

Total Investments at Value — 98.6% (Cost $8,780,720)		$9,329,023

Other Assets in Excess of Liabilities — 1.4%		128,179

Net Assets — 100.0%		$9,457,202

*	Non-income producing security.
(a)	Variable rate security. The rate shown is the 7-day effective yield as of August 31, 2012.
See accompanying notes to financial statements.

CM Advisors Opportunity Fund
Schedule of Investments August 31, 2012 (Unaudited)

COMMON STOCKS — 71.2%	Shares	Value
Consumer Discretionary — 10.7%
Distributors — 2.6%
Core-Mark Holding Company, Inc.	1,000	$45,540

Hotels, Restaurants & Leisure — 1.9%
Kona Grill, Inc. *	2,000	17,060
Multimedia Games Holding Company, Inc. *	1,100	17,237
		34,297
Household Durables — 2.5%
SodaStream International, Ltd. *	1,150	44,378

Internet & Catalog Retail — 1.2%
Gaiam, Inc. - Class A *	6,000	20,820

Leisure Equipment & Products — 2.5%
LeapFrog Enterprises, Inc. *	1,900	20,596
Nautilus, Inc. *	10,000	23,600
		44,196
Consumer Staples — 3.9%
Personal Products — 3.9%
LifeVantage Corporation *	7,970	23,751
USANA Health Sciences, Inc. *	1,000	45,350
		69,101
Financials — 12.8%
Commercial Banks — 1.9%
Wilshire Bancorp, Inc. *	5,400	33,804

Consumer Finance — 2.5%
Netspend Holdings, Inc. *	4,700	44,556

Insurance — 5.8%
First American Financial Corporation	1,200	23,124
ProAssurance Corporation	330	29,446
Safety Insurance Group, Inc.	1,100	49,819
		102,389
Real Estate Investment Trusts (REIT) — 2.6%
PennyMac Mortgage Investment Trust	2,100	45,234

Health Care — 0.9%
Biotechnology — 0.9%
Biospecifics Technologies Corporation *	858	16,113

CM Advisors Opportunity Fund
Schedule of Investments (Continued)

COMMON STOCKS — 71.2% (Continued)	Shares	Value
Industrials — 9.8%
Aerospace & Defense — 1.5%
TASER International, Inc. *	5,000	$26,750

Construction & Engineering — 6.2%
Argan, Inc.	2,000	33,500
MYR Group, Inc. *	1,500	30,510
Shaw Group, Inc. (The) *	1,100	46,288
		110,298
Electrical Equipment — 0.3%
Active Power, Inc. *	5,900	4,484

Machinery — 1.8%
Lydall, Inc. *	2,500	32,075

Information Technology — 24.4%
Communications Equipment — 3.8%
Brocade Communications Systems, Inc. *	3,100	17,980
CalAmp Corporation *	6,500	49,400
		67,380
Electronic Equipment, Instruments & Components — 4.1%
Daktronics, Inc.	3,100	29,636
IPG Photonics Corporation *	700	43,043
		72,679
Internet Software & Services — 5.2%
Ancestry.com, Inc. *	1,000	31,080
AOL, Inc. *	900	30,303
Velti PLC *	4,400	30,492
		91,875
IT Services — 2.4%
Syntel, Inc.	750	43,725

Semiconductors & Semiconductor Equipment — 4.4%
Cirrus Logic, Inc. *	400	16,668
Kulicke & Soffa Industries, Inc. *	3,900	44,187
PDF Solutions, Inc. *	1,400	16,870
		77,725
Software — 4.5%
KongZhong Corporation - ADR *	6,435	43,565
Tangoe, Inc. *	2,200	35,640
		79,205
Materials — 8.7%
Construction Materials — 1.9%
Eagle Materials, Inc.	800	34,120

CM Advisors Opportunity Fund
Schedule of Investments (Continued)

COMMON STOCKS — 71.2% (Continued)	Shares	Value
Materials — 8.7% (Continued)
Metals & Mining — 6.8%
Comstock Mining, Inc. *	12,000	$35,520
Nevsun Resources Ltd.	6,500	26,195
Primero Mining Corporation *	5,200	23,348
RTI International Metals, Inc. *	1,600	34,704
		119,767

Total Common Stocks (Cost $1,239,570)		$1,260,511

CLOSED-END FUNDS — 9.9%	Shares	Value
Central GoldTrust *	1,365	$89,408
Japan Smaller Capitalization Fund, Inc.	12,000	85,680
Total Closed-End Funds (Cost $173,285)		$175,088

EXCHANGE-TRADED FUNDS — 7.5%	Shares	Value
Direxion Daily Small Cap Bear 3X Shares * (Cost $145,109)	8,000	$132,400

MONEY MARKET FUNDS — 8.2%	Shares	Value
Wells Fargo Advantage Treasury Plus Money Market Fund - Institutional Class, 0.01% (a) (Cost $144,834)	144,834	$144,834

Total Investments at Value — 96.8% (Cost $1,702,798)		$1,712,833

Other Assets in Excess of Liabilities — 3.2%		57,059

Net Assets — 100.0%		$1,769,892

ADR - American Depositary Receipt.
*	Non-income producing security.
(a)	Variable rate security. The rate shown is the 7-day effective yield as of August 31, 2012.
See accompanying notes to financial statements.

CM Advisors Fixed Income Fund
Schedule of Investments August 31, 2012 (Unaudited)

CORPORATE BONDS — 34.8%	Par Value	Value
Consumer Discretionary — 6.0%
Auto Components — 0.4%
Johnson Controls, Inc., 5.50%, due 01/15/16	$400,000	$452,595

Hotels, Restaurants & Leisure — 0.8%
Marriott International, Inc., 6.375%, due 06/15/17	400,000	471,589
Starbucks Corporation, 6.25%, due 08/15/17	300,000	364,019
		835,608
Household Durables — 0.9%
MDC Holdings, Inc., 5.625%, due 02/01/20	500,000	511,289
Newell Rubbermaid, Inc., 6.25%, due 04/15/18	185,000	214,409
Toll Brothers Finance Corporation, 5.15%, due 05/15/15	150,000	158,700
		884,398
Media — 1.4%
Comcast Corporation,
6.30%, due 11/15/17	200,000	246,241
5.70%, due 05/15/18	400,000	483,878
McGraw-Hill Companies, Inc. (The), 5.90%, due 11/15/17	200,000	234,873
Tele-Communications, Inc., 10.125%, due 04/15/22	300,000	447,759
		1,412,751
Multiline Retail — 0.7%
Kohl's Corporation,
6.25%, due 12/15/17	500,000	609,054
6.00%, due 01/15/33	100,000	115,375
		724,429
Specialty Retail — 1.8%
Advance Auto Parts, Inc., 5.75%, due 05/01/20	875,000	999,064
Home Depot, Inc. (The), 5.40%, due 03/01/16	600,000	696,139
Staples, Inc., 9.75%, due 01/15/14	100,000	111,689
		1,806,892
Consumer Staples — 3.4%
Beverages — 1.2%
Coca-Cola Company (The), 5.35%, due 11/15/17	770,000	931,826
PepsiCo, Inc., 5.00%, due 06/01/18	300,000	355,937
		1,287,763
Food Products — 0.9%
Kraft Foods, Inc., 6.125%, due 02/01/18	770,000	936,897

Household Products — 0.4%
Clorox Company (The), 5.45%, due 10/15/12	370,000	372,016

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)

CORPORATE BONDS — 34.8% (Continued)	Par Value	Value
Consumer Staples — 3.4% (Continued)
Personal Products — 0.9%
Avon Products, Inc., 6.50%, due 03/01/19	$840,000	$887,078

Energy — 3.9%
Energy Equipment & Services — 2.8%
Rowan Companies, Inc., 7.875%, due 08/01/19	910,000	1,110,864
Transocean, Inc., 7.375%, due 04/15/18	855,000	1,010,596
Weatherford International Ltd.,
6.35%, due 06/15/17	370,000	428,557
6.00%, due 03/15/18	300,000	342,456
		2,892,473
Oil, Gas & Consumable Fuels — 1.1%
Valero Energy Corporation,
6.125%, due 06/15/17	570,000	678,382
10.50%, due 03/15/39	250,000	387,356
		1,065,738
Financials — 1.9%
Commercial Banks — 0.6%
Wells Fargo & Company, 5.625%, due 12/11/17	500,000	598,792

Consumer Finance — 1.3%
American Express Company,
7.00%, due 03/19/18	800,000	1,015,069
8.125%, due 05/20/19	200,000	270,932
		1,286,001
Health Care — 1.7%
Health Care Providers & Services — 1.0%
UnitedHealth Group, Inc., 6.00%, due 02/15/18	800,000	986,210

Pharmaceuticals — 0.7%
Johnson & Johnson, 5.15%, due 07/15/18	570,000	700,401

Industrials — 4.8%
Aerospace & Defense — 0.3%
United Technologies Corporation, 5.375%, due 12/15/17	200,000	243,285

Building Products — 0.7%
Masco Corporation,
6.125%, due 10/03/16	300,000	326,849
5.85%, due 03/15/17	400,000	421,776
		748,625
Commercial Services & Supplies — 0.8%
Pitney Bowes, Inc., 5.75%, due 09/15/17	200,000	214,978

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)

CORPORATE BONDS — 34.8% (Continued)	Par Value	Value
Industrials — 4.8% (Continued)
Commercial Services & Supplies — 0.8% (Continued)
R.R. Donnelley & Sons Company,
6.125%, due 01/15/17	$400,000	$398,000
12.00%, due 02/01/19	200,000	217,500
		830,478
Electrical Equipment — 0.9%
Eaton Corporation, 8.10%, due 08/15/22	150,000	211,190
Emerson Electric Company, 5.25%, due 10/15/18	570,000	693,714
		904,904
Machinery — 0.1%
Dover Corporation, 5.45%, due 03/15/18	115,000	136,342

Professional Services — 0.2%
Dun & Bradstreet Corporation (The), 6.00%, due 04/01/13	200,000	205,746

Road & Rail — 1.8%
Canadian Pacific Railroad Company, 7.25%, due 05/15/19	790,000	984,433
CSX Corporation, 6.25%, due 03/15/18	500,000	611,036
Union Pacific Corporation, 5.70%, due 08/15/18	200,000	242,058
		1,837,527
Information Technology — 4.2%
Computers & Peripherals — 0.5%
Dell, Inc., 5.65%, due 04/15/18	400,000	469,061

Electronic Equipment, Instruments & Components — 1.3%
Avnet, Inc., 6.625%, due 09/15/16	500,000	570,149
Corning, Inc.,
6.85%, due 03/01/29	100,000	121,536
7.25%, due 08/15/36	500,000	637,504
		1,329,189
IT Services — 2.4%
International Business Machines Corporation, 7.625%, due 10/15/18	420,000	568,263
Western Union Company (The),
5.93%, due 10/01/16	600,000	708,815
6.20%, due 11/17/36	1,025,000	1,177,962
		2,455,040
Materials — 8.2%
Chemicals — 1.4%
Cytec Industries, Inc., 8.95%, due 07/01/17	650,000	808,543

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)

CORPORATE BONDS — 34.8% (Continued)	Par Value	Value
Materials — 8.2% (Continued)
Chemicals — 1.4% (Continued)
E.I. du Pont de Nemours and Company, 6.00%, due 07/15/18	$475,000	$597,597
		1,406,140
Construction Materials — 1.0%
Vulcan Materials Company,
6.40%, due 11/30/17	500,000	528,750
7.50%, due 06/15/21	500,000	556,250
		1,085,000
Containers & Packaging — 0.9%
Ball Corporation, 7.375%, due 09/01/19	830,000	927,525

Metals & Mining — 4.9%
Alcoa, Inc.,
5.72%, due 02/23/19	800,000	857,814
5.87%, due 02/23/22	1,200,000	1,272,170
Allegheny Technologies, Inc., 9.375%, due 06/01/19	355,000	457,864
ArcelorMittal, 4.75%, due 02/25/17	960,000	940,800
Commercial Metals Company,
6.50%, due 07/15/17	420,000	430,500
7.35%, due 08/15/18	230,000	239,775
Nucor Corporation, 5.85%, due 06/01/18	300,000	362,542
Reliance Steel & Aluminum Company, 6.20%, due 11/15/16	360,000	403,742
		4,965,207
Utilities — 0.7%
Multi-Utilities — 0.7%
Consolidated Edison, Inc., 5.85%, due 04/01/18	570,000	705,922

Total Corporate Bonds (Cost $30,359,058)		$35,380,033

U.S. TREASURY OBLIGATIONS — 52.0%	Par Value	Value
U.S. Treasury Bills (a) — 52.0%
0.10%, due 09/27/12	$36,000,000	$35,998,056
0.14%, due 11/08/12	17,000,000	16,997,552
Total U.S. Treasury Obligations (Cost $52,992,905)		$52,995,608

CLOSED-END FUNDS — 1.0%	Shares	Value
Pioneer High Income Trust	13,600	$249,832
Western Asset Managed High Income Fund, Inc.	122,153	804,988
Total Closed-End Funds (Cost $855,726)		$1,054,820

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)

MONEY MARKET FUNDS — 11.8%	Shares	Value
Wells Fargo Advantage Treasury Plus Money Market Fund - Institutional Class, 0.01% (b) (Cost $12,023,992)	12,023,992	$12,023,992

Total Investments at Value — 99.6% (Cost $96,231,681)		$101,454,453

Other Assets in Excess of Liabilities — 0.4%		381,976

Net Assets — 100.0%		$101,836,429

(a)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(b)	Variable rate security. The rate shown is the 7-day effective yield as of August 31, 2012.
See accompanying notes to financial statements.

CM Advisors Family of Funds
Statements of Assets and Liabilities August 31, 2012 (Unaudited)

	CM Advisors Fund	CM Advisors Small Cap Value Fund
ASSETS
Investments in securities:
At cost	$114,534,099	$8,780,720
At value (Note 2)	$123,606,279	$9,329,023
Dividends receivable	196,428	5,205
Receivable for investment securities sold	849,876	85,286
Receivable for capital shares sold	27,393	4,569
Receivable from Advisor (Note 5)	—	14,492
Other assets	20,263	31,120
TOTAL ASSETS	124,700,239	9,469,695

LIABILITIES
Payable for investment securities purchased	898,435	—
Payable for capital shares redeemed	60,849	—
Payable to Advisor (Note 5)	102,574	—
Accrued distribution fees (Note 5)	1,219	1,467
Payable to administrator (Note 5)	18,114	8,330
Other accrued expenses and liabilities	20,952	2,696
TOTAL LIABILITIES	1,102,143	12,493

NET ASSETS	$123,598,096	$9,457,202

Net assets consist of:
Paid-in capital	$154,858,293	$8,686,002
Accumulated net investment income	166,674	18,125
Accumulated net realized gains (losses) from security transactions	(40,499,051)	204,772
Net unrealized appreciation on investments	9,072,180	548,303

Net assets	$123,598,096	$9,457,202

See accompanying notes to financial statements.

CM Advisors Family of Funds
Statements of Assets and Liabilities (Continued) August 31, 2012 (Unaudited)

	CM Advisors Fund	CM Advisors Small Cap Value Fund
PRICING OF CLASS I SHARES
Net assets applicable to Class I shares	$123,495,494	$9,101,911
Class I shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	11,514,218	934,685
Net asset value, redemption price and offering price per share (a)	$10.73	$9.74

PRICING OF CLASS C SHARES
Net assets applicable to Class C shares		$94,937
Class C shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)		9,847
Net asset value, redemption price and offering price per share (a)		$9.64

PRICING OF CLASS R SHARES
Net assets applicable to Class R shares	$102,602	$260,354
Class R shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	9,575	26,768
Net asset value, redemption price and offering price per share (a)	$10.72	$9.73

(a)	Redemption price may differ from the net asset value per share depending upon the length of time the shares are held (Note 2).
See accompanying notes to financial statements.

CM Advisors Family of Funds
Statements of Assets and Liabilities August 31, 2012 (Unaudited)

	CM Advisors Opportunity Fund	CM Advisors Fixed Income Fund
ASSETS
Investments in securities:
At cost	$1,702,798	$96,231,681
At value (Note 2)	$1,712,833	$101,454,453
Dividends and interest receivable	831	505,675
Receivable for investment securities sold	43,620	—
Receivable for capital shares sold	1,998	24,826
Receivable from Advisor (Note 5)	12,230	—
Other assets	13,917	14,128
TOTAL ASSETS	1,785,429	101,999,082

LIABILITIES
Payable for investment securities purchased	8,498	—
Payable for capital shares redeemed	—	90,755
Payable to Advisor (Note 5)	—	42,951
Payable to administrator (Note 5)	5,015	11,261
Other accrued expenses	2,024	17,686
TOTAL LIABILITIES	15,537	162,653

NET ASSETS	$1,769,892	$101,836,429

Net assets consist of:
Paid-in capital	$1,823,085	$95,248,848
Accumulated net investment income (loss)	(11,667)	219,700
Accumulated net realized gains (losses) from security transactions	(51,561)	1,145,109
Net unrealized appreciation on investments	10,035	5,222,772

Net assets	$1,769,892	$101,836,429

Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	183,953	8,625,087
Net asset value, redemption price and offering price per share (a)	$9.62	$11.81

(a)	Redemption price may differ from the net asset value per share depending upon the length of time the shares are held (Note 2).
See accompanying notes to financial statements.

CM Advisors Family of Funds
Statements of Operations Six Months Ended August 31, 2012 (Unaudited)

	CM Advisors Fund	CM Advisors Small Cap Value Fund
INVESTMENT INCOME
Dividends	$983,864	$83,606
Interest	1,625	—
TOTAL INVESTMENT INCOME	985,489	83,606

EXPENSES
Investment advisory fees (Note 5)	623,337	46,428
Registration and filing fees	38,367	29,609
Administration fees (Note 5)	49,984	12,000
Fund accounting fees (Note 5)	32,247	18,466
Transfer agent fees (Note 5)	23,087	19,500
Professional fees	21,525	17,966
Trustees’ fees and expenses	19,636	7,230
Printing of shareholder reports	6,533	4,074
Postage and supplies	7,730	2,271
Custody and bank service fees	6,752	2,879
Insurance expense	7,309	646
Compliance support services fees	1,664	304
Distributor service fees (Note 5)	750	750
Distribution fees (Note 5)	475	758
Pricing fees	754	422
Other expenses	14,347	5,373
TOTAL EXPENSES	854,497	168,676
Advisory fees waived and expenses reimbursed by Advisor (Note 5)	(35,865)	(109,882)
NET EXPENSES	818,632	58,794

NET INVESTMENT INCOME	166,857	24,812

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains from security transactions	7,394,206	369,099
Net change in unrealized appreciation (depreciation) on investments	(6,636,463)	(485,883)

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	757,743	(116,784)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$924,600	$(91,972)

See accompanying notes to financial statements.

CM Advisors Family of Funds
Statements of Operations Six Months Ended August 31, 2012 (Unaudited)

	CM Advisors Opportunity Fund	CM Advisors Fixed Income Fund
INVESTMENT INCOME
Dividends	$4,267	$42,287
Interest	—	1,090,160
TOTAL INVESTMENT INCOME	4,267	1,132,447

EXPENSES
Investment advisory fees (Note 5)	10,963	247,747
Administration fees (Note 5)	12,000	39,776
Professional fees	14,815	15,751
Fund accounting fees (Note 5)	12,086	16,969
Registration and filing fees	10,215	13,622
Trustees’ fees and expenses	6,433	16,694
Transfer agent fees (Note 5)	6,000	9,000
Custody and bank service fees	3,045	4,770
Postage and supplies	1,887	4,329
Pricing fees	294	5,734
Insurance expense	223	5,545
Printing of shareholder reports	480	2,992
Compliance support services fees	210	1,380
Distributor service fees (Note 5)	750	750
Other expenses	2,974	11,285
TOTAL EXPENSES	82,375	396,344
Advisory fees waived and expenses reimbursed by Advisor (Note 5)	(69,219)	—
NET EXPENSES	13,156	396,344

NET INVESTMENT INCOME (LOSS)	(8,889)	736,103

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) from security transactions	(32,462)	1,145,109
Net change in unrealized appreciation (depreciation) on investments	30,259	(548,397)

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(2,203)	596,712

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(11,092)	$1,332,815

See accompanying notes to financial statements.

CM Advisors Fund
Statements of Changes in Net Assets

	Six Months Ended August 31, 2012 (Unaudited)	Year Ended February 29, 2012
FROM OPERATIONS
Net investment income	$166,857	$229,664
Net realized gains (losses) from security transactions	7,394,206	(1,541,147)
Net change in unrealized appreciation (depreciation) on investments	(6,636,463)	2,120,467
Net increase in net assets from operations	924,600	808,984

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income, Class I	(33,477)	(318,248)
Distributions from net investment income, Class R	—	(57)
Decrease in net assets from distributions to shareholders	(33,477)	(318,305)

FROM CAPITAL SHARE TRANSACTIONS (NOTE 6)
CLASS I
Proceeds from shares sold	5,593,868	11,100,437
Net asset value of shares issued in reinvestment of distributions to shareholders	31,960	304,393
Proceeds from redemption fees collected (Note 2)	947	5,982
Payments for shares redeemed	(11,485,465)	(26,095,827)
Net decrease in net assets from Class I share transactions	(5,858,690)	(14,685,015)

CLASS C
Proceeds from shares sold	—	100,000
Payments for shares redeemed	(100,069)	—
Net increase (decrease) in net assets from Class C share transactions	(100,069)	100,000

CLASS R
Proceeds from shares sold	—	121,480
Net asset value of shares issued in reinvestment of distributions to shareholders	—	57
Proceeds from redemption fees collected (Note 2)	204	—
Payments for shares redeemed	(20,400)	—
Net increase (decrease) in net assets from Class R share transactions	(20,196)	121,537

TOTAL DECREASE IN NET ASSETS	(5,087,832)	(13,972,799)

NET ASSETS
Beginning of period	128,685,928	142,658,727
End of period	$123,598,096	$128,685,928

ACCUMULATED NET INVESTMENT INCOME	$166,674	$33,294

See accompanying notes to financial statements.

CM Advisors Small Cap Value Fund
Statements of Changes in Net Assets

	Six Months Ended August 31, 2012 (Unaudited)	Period Ended February 29, 2012(a)
FROM OPERATIONS
Net investment income	$24,812	$3,375
Net realized gains (losses) from security transactions	369,099	(56,005)
Net change in unrealized appreciation (depreciation) on investments	(485,883)	1,034,186
Net increase (decrease) in net assets from operations	(91,972)	981,556

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income, Class I	—	(3,375)
Distributions in excess of net investment income, Class I	—	(6,687)
Distributions from net realized gains, Class I	—	(106,016)
Distributions from net realized gains, Class C	—	(1,153)
Distributions from net realized gains, Class R	—	(1,153)
Decrease in net assets from distributions to shareholders	—	(118,384)

FROM CAPITAL SHARE TRANSACTIONS (NOTE 6)
CLASS I
Proceeds from shares sold	281,668	8,035,244
Net asset value of shares issued in reinvestment of distributions to shareholders	—	116,078
Proceeds from redemption fees collected (Note 2)	—	543
Payments for shares redeemed	(45,015)	(72,378)
Net increase in net assets from Class I share transactions	236,653	8,079,487

CLASS C
Proceeds from shares sold	—	100,000
Net asset value of shares issued in reinvestment of distributions to shareholders	—	1,153
Increase in net assets from Class C share transactions	—	101,153

CLASS R
Proceeds from shares sold	129,411	138,145
Net asset value of shares issued in reinvestment of distributions to shareholders	—	1,153
Increase in net assets from Class R share transactions	129,411	139,298

TOTAL INCREASE IN NET ASSETS	274,092	9,183,110

NET ASSETS
Beginning of period	9,183,110	—
End of period	$9,457,202	$9,183,110

ACCUMULATED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$18,125	$(6,687)

(a)	Represents the period from commencement of operations (April 15, 2011) through February 29, 2012.
See accompanying notes to financial statements.

CM Advisors Opportunity Fund
Statements of Changes in Net Assets

	Six Months Ended August 31, 2012 (Unaudited)	Year Ended February 29, 2012
FROM OPERATIONS
Net investment loss	$(8,889)	$(18,334)
Net realized losses from security transactions	(32,462)	(17,077)
Net change in unrealized appreciation (depreciation) on investments	30,259	(28,500)
Net decrease in net assets from operations	(11,092)	(63,911)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net realized gains	—	(51,062)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	111,193	666,113
Net asset value of shares issued in reinvestment of distributions to shareholders	—	50,493
Proceeds from redemption fees collected (Note 2)	—	186
Payments for shares redeemed	(16,826)	(52,865)
Net increase in net assets from capital share transactions	94,367	663,927

TOTAL INCREASE IN NET ASSETS	83,275	548,954

NET ASSETS
Beginning of period	1,686,617	1,137,663
End of period	$1,769,892	$1,686,617

ACCUMULATED NET INVESTMENT LOSS	$(11,667)	$(2,778)

CAPITAL SHARE ACTIVITY
Shares sold	11,535	67,378
Shares reinvested	—	4,759
Shares redeemed	(1,754)	(5,538)
Net increase in shares outstanding	9,781	66,599
Shares outstanding, beginning of period	174,172	107,573
Shares outstanding, end of period	183,953	174,172

See accompanying notes to financial statements.

CM Advisors Fixed Income Fund
Statements of Changes in Net Assets

	Six Months Ended August 31, 2012 (Unaudited)	Year Ended February 29, 2012
FROM OPERATIONS
Net investment income	$736,103	$1,535,300
Net realized gains from security transactions	1,145,109	2,262,120
Net change in unrealized appreciation (depreciation) on investments	(548,397)	1,576,605
Net increase in net assets from operations	1,332,815	5,374,025

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(767,529)	(1,517,492)
From net realized gains	—	(2,265,922)
Decrease in net assets from distributions to shareholders	(767,529)	(3,783,414)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	14,137,960	26,368,952
Net asset value of shares issued in reinvestment of distributions to shareholders	681,214	3,427,707
Proceeds from redemption fees collected (Note 2)	5,796	5,841
Payments for shares redeemed	(7,871,058)	(17,011,327)
Net increase in net assets from capital share transactions	6,953,912	12,791,173

TOTAL INCREASE IN NET ASSETS	7,519,198	14,381,784

NET ASSETS
Beginning of period	94,317,231	79,935,447
End of period	$101,836,429	$94,317,231

ACCUMULATED NET INVESTMENT INCOME	$219,700	$251,126

CAPITAL SHARE ACTIVITY
Shares sold	1,204,022	2,246,498
Shares reinvested	58,268	295,058
Shares redeemed	(670,340)	(1,453,776)
Net increase in shares outstanding	591,950	1,087,780
Shares outstanding, beginning of period	8,033,137	6,945,357
Shares outstanding, end of period	8,625,087	8,033,137

See accompanying notes to financial statements.

CM Advisors Fund Class I
Financial Highlights

Per share data for a Class I share outstanding throughout each period:

	Years Ended
	Six Months Ended August 31, 2012 (Unaudited)		February 29, 2012	February 28, 2011	February 28, 2010	February 28, 2009	February 29, 2008
Net asset value at beginning of period	$10.65		$10.56	$8.95	$5.71	$10.25	$12.75

Income (loss) from investment operations:
Net investment income	0.01		0.02	0.04	0.03	0.10	0.14
Net realized and unrealized gains (losses) on investments	0.07		0.10	1.61	3.24	(4.26)	(2.19)
Total from investment operations	0.08		0.12	1.65	3.27	(4.16)	(2.05)

Less distributions:
Dividends from net investment income	(0.00	)(a)	(0.03)	(0.04)	(0.03)	(0.10)	(0.16)
Distributions from net realized gains	—		—	—	—	(0.28)	(0.29)
Total distributions	(0.00	)(a)	(0.03)	(0.04)	(0.03)	(0.38)	(0.45)

Proceeds from redemption fees collected (Note 2)	0.00	(a)	0.00 (a)	0.00 (a)	0.00 (a)	0.00 (a)	0.00 (a)

Net asset value at end of period	$10.73		$10.65	$10.56	$8.95	$5.71	$10.25

Total return (b)	0.78%	(c)	1.11%	18.43%	57.39%	(41.21% )	(16.43% )

Ratios and supplemental data:
Net assets at end of period (000's)	$123,495		$128,461	$142,659	$146,190	$103,367	$209,111

Ratio of total expenses to average net assets	1.31%	(d)	1.53%	1.52%	1.50%	1.48%	1.46%

Ratio of net expenses to average net assets (e)	1.31%	(d)	1.50%	1.50%	1.49%	1.48%	1.46%

Ratio of net investment income to average net assets (e)	0.07%	(d)	0.18%	0.39%	0.41%	1.09%	1.07%

Portfolio turnover rate	17%	(c)	45%	15%	19%	23%	66%

(a)	Amount rounds to less than $0.01 per share.
(b)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after investment advisory fee waivers and/or expense reimbursements (Note 5).
See accompanying notes to financial statements.

CM Advisors Fund Class R
Financial Highlights

Per share data for a Class R share outstanding throughout each period:

	Six Months Ended August 31, 2012 (Unaudited)		Period Ended February 29, 2012(a)
Net asset value at beginning of period	$10.64		$10.45

Income (loss) from investment operations:
Net investment income (loss)	(0.01)		0.01
Net realized and unrealized gains on investments	0.07		0.19
Total from investment operations	0.06		0.20

Less distributions:
Distributions from net investment income	—		(0.01)

Proceeds from redemption fees collected (Note 2)	0.02		—

Net asset value at end of period	$10.72		$10.64

Total return (b)	0.75%	(c)	1.88%	(c)

Ratios and supplemental data:
Net assets at end of period (000’s)	$103		$123

Ratio of total expenses to average net assets	27.86%	(d)	30.63%	(d)

Ratio of net expenses to average net assets (e)	1.75%	(d)	1.75%	(d)

Ratio of net investment income (loss) to average net assets (e)	(0.04%	)(d)	0.07%	(d)

Portfolio turnover rate	17%	(c)	45%	(c)(f)

(a)	Represents the period from commencement of operations (July 8, 2011) through February 29, 2012.
(b)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after investment advisory fee waivers and expense reimbursements (Note 5).
(f)	Represents the year ended February 29, 2012.
See accompanying notes to financial statements.

CM Advisors Small Cap Value Fund Class I
Financial Highlights

Per share data for a Class I share outstanding throughout each period:

	Six Months Ended August 31, 2012 (Unaudited)		Period Ended February 29, 2012(a)
Net asset value at beginning of period	$9.84		$10.00

Income (loss) from investment operations:
Net investment income	0.03		0.02
Net realized and unrealized losses on investments	(0.13)		(0.05)
Total from investment operations	(0.10)		(0.03)

Less distributions:
Dividends from net investment income	—		(0.01)
Distributions from net realized gains	—		(0.12)
Total distributions	—		(0.13)

Proceeds from redemption fees collected (Note 2)	—		0.00	(b)

Net asset value at end of period	$9.74		$9.84

Total return (c)	(1.02%	)(d)	(0.17%	)(d)

Ratios and supplemental data:
Net assets at end of period (000’s)	$9,102		$8,953

Ratio of total expenses to average net assets	2.99%	(e)	4.35%	(e)

Ratio of net expenses to average net assets (f)	1.25%	(e)	1.25%	(e)

Ratio of net investment income to average net assets (f)	0.14%	(e)	0.09%	(e)

Portfolio turnover rate	22%	(d)	44%	(d)

(a)	Represents the period from commencement of operations (April 15, 2011) through February 29, 2012.
(b)	Amount rounds to less than $0.01 per share.
(c)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.
(e)	Annualized.
(f)	Ratio was determined after investment advisory fee waivers and expense reimbursements (Note 5).
See accompanying notes to financial statements.

CM Advisors Small Cap Value Fund Class C
Financial Highlights

Per share data for a Class C share outstanding throughout each period:

	Six Months Ended August 31, 2012 (Unaudited)		Period Ended February 29, 2012(a)
Net asset value at beginning of period	$9.79		$10.29

Loss from investment operations:
Net investment loss	(0.02)		(0.06)
Net realized and unrealized losses on investments	(0.13)		(0.32)
Total from investment operations	(0.15)		(0.38)

Less distributions:
Distributions from net realized gains	—		(0.12)

Net asset value at end of period	$9.64		$9.79

Total return (b)	(1.53%	)(c)	(3.60%	)(c)

Ratios and supplemental data:
Net assets at end of period (000’s)	$95		$96

Ratio of total expenses to average net assets	34.68%	(d)	34.77%	(d)

Ratio of net expenses to average net assets (e)	2.25%	(d)	2.25%	(d)

Ratio of net investment loss to average net assets (e)	(0.11%	)(d)	(0.96%	)(d)

Portfolio turnover rate	22%	(c)	44%	(c)(f)

(a)	Represents the period from commencement of operations (July 8, 2011) through February 29, 2012.
(b)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after investment advisory fee waivers and expense reimbursements (Note 5).
(f)	Represents the period from April 15, 2011 (the commencement of operations of Class I shares) through February 29, 2012.
See accompanying notes to financial statements.

CM Advisors Small Cap Value Fund Class R
Financial Highlights

Per share data for a Class R share outstanding throughout each period:

	Six Months Ended August 31, 2012 (Unaudited)		Period Ended February 29, 2012(a)
Net asset value at beginning of period	$9.84		$10.29

Income (loss) from investment operations:
Net investment income (loss)	0.01		(0.01)
Net realized and unrealized losses on investments	(0.12)		(0.32)
Total from investment operations	(0.11)		(0.33)

Less distributions:
Distributions from net realized gains	—		(0.12)

Net asset value at end of period	$9.73		$9.84

Total return (b)	(1.12%	)(c)	(3.11%	)(c)

Ratios and supplemental data:
Net assets at end of period (000’s)	$260		$134

Ratio of total expenses to average net assets	16.04%	(d)	33.38%	(d)

Ratio of net expenses to average net assets (e)	1.50%	(d)	1.50%	(d)

Ratio of net investment income (loss) to average net assets (e)	0.06%	(d)	(0.23%	)(d)

Portfolio turnover rate	22%	(c)	44%	(c)(f)

(a)	Represents the period from commencement of operations (July 8, 2011) through February 29, 2012.
(b)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after investment advisory fee waivers and expense reimbursements (Note 5).
(f)	Represents the period from April 15, 2011 (the commencement of operations of Class I shares) through February 29, 2012.
See accompanying notes to financial statements.

CM Advisors Opportunity Fund
Financial Highlights

Per share data for a share outstanding throughout each period:

	Six Months Ended August 31, 2012 (Unaudited)		Year Ended February 29, 2012	Period Ended February 28, 2011(a)
Net asset value at beginning of period	$9.68		$10.58	$10.00

Income (loss) from investment operations:
Net investment loss	(0.05)		(0.11)	(0.04)
Net realized and unrealized gains (losses) on investments	(0.01)		(0.32)	0.62
Total from investment operations	(0.06)		(0.43)	0.58

Less distributions:
Distributions from net realized gains	—		(0.47)	—

Proceeds from redemption fees collected (Note 2)	—		0.00 (b)	—

Net asset value at end of period	$9.62		$9.68	$10.58

Total return (c)	(0.62%	)(d)	(4.47% )	5.80%	(d)

Ratios and supplemental data:
Net assets at end of period (000’s)	$1,770		$1,687	$1,138

Ratio of total expenses to average net assets	9.39%	(e)	12.21%	15.72%	(e)

Ratio of net expenses to average net assets (f)	1.50%	(e)	1.50%	1.50%	(e)

Ratio of net investment loss to average net assets (f)	(1.01%	)(e)	(1.25% )	(1.11%	)(e)

Portfolio turnover rate	230%	(d)	820%	178%	(d)

(a)	Represents the period from commencement of operations (November 1, 2010) through February 28, 2011.
(b)	Amount rounds to less than $0.01 per share.
(c)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.
(e)	Annualized.
(f)	Ratio was determined after investment advisory fee waivers and expense reimbursements (Note 5).
See accompanying notes to financial statements.

CM Advisors Fixed Income Fund
Financial Highlights

Per share data for a share outstanding throughout each period:

	Years Ended
	Six Months Ended August 31, 2012 (Unaudited)		February 29, 2012	February 28, 2011	February 28, 2010	February 28, 2009	February 29, 2008
Net asset value at beginning of period	$11.74		$11.51	$11.14	$9.99	$11.01	$10.66

Income (loss) from investment operations:
Net investment income	0.09		0.20	0.24	0.32	0.26	0.25
Net realized and unrealized gains (losses) on investments	0.07		0.53	0.49	1.19	(0.38)	0.57
Total from investment operations	0.16		0.73	0.73	1.51	(0.12)	0.82

Less distributions:
Dividends from net investment income	(0.09)		(0.21)	(0.26)	(0.32)	(0.21)	(0.25)
Distributions from net realized gains	—		(0.29)	(0.10)	(0.04)	(0.70)	(0.22)
Total distributions	(0.09)		(0.50)	(0.36)	(0.36)	(0.91)	(0.47)

Proceeds from redemption fees collected (Note 2)	0.00	(a)	0.00 (a)	0.00 (a)	0.00 (a)	0.01	0.00 (a)

Net asset value at end of period	$11.81		$11.74	$11.51	$11.14	$9.99	$11.01

Total return (b)	1.39%	(c)	6.37%	6.63%	15.45%	(0.60% )	8.05%

Ratios and supplemental data:
Net assets at end of period (000’s)	$101,836		$94,317	$79,935	$46,424	$19,417	$12,825

Ratio of total expenses to average net assets	0.80%	(d)	0.81%	0.90%	1.06%	1.54%	2.28%

Ratio of net expenses to average net assets (e)	0.80%	(d)	0.81%	0.90%	1.06%	1.50%	1.50%

Ratio of net investment income to average net assets (e)	1.48%	(d)	1.76%	2.13%	3.31%	2.77%	2.79%

Portfolio turnover rate	3%	(c)	25%	21%	0%	37%	188%

(a)	Amount rounds to less than $0.01 per share.
(b)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after investment advisory fee waivers and/or expense reimbursements.
See accompanying notes to financial statements.

CM Advisors Family of Funds
Notes to Financial Statements August 31, 2012 (Unaudited)

1. Organization

CM Advisors Fund, CM Advisors Small Cap Value Fund, CM Advisors Opportunity Fund and CM Advisors Fixed Income Fund (collectively the “Funds” and individually a “Fund”) are each a series of CM Advisors Family of Funds (the “Trust”), which was organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company.

CM Advisors Fund commenced operations on May 13, 2003. The investment objective of the Fund is long-term growth of capital.

CM Advisors Small Cap Value Fund commenced operations on April 15, 2011. The investment objective of the Fund is long-term growth of capital.

CM Advisors Opportunity Fund commenced operations on November 1, 2010. The investment objective of the Fund is long-term growth of capital.

CM Advisors Fixed Income Fund commenced operations on March 24, 2006. The investment objective of the Fund is to preserve capital and maximize total return.

CM Advisors Fund currently offers two classes of shares: Class I shares (sold without any sales loads and distribution and/or service fees) and Class R shares (sold without any sales loads but subject to a distribution and/or service fee of up to 0.25% of the average daily net assets attributable to Class R shares). Each class of shares represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (1) the classes bear differing levels of distribution fees, if any; (2) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; (3) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements; and (4) Class I shares require a higher minimum initial investment. Prior to June 29, 2012, a third class, Class C shares, was also offered by the Fund. Class C shares were sold without any sales load but were subject to a distribution and/or service fee of up to 1.00% of the average daily net assets attributable to the Class C shares. On June 29, 2012, the offering of Class C shares of the CM Advisors Fund was discontinued and all outstanding shares were redeemed.

CM Advisors Small Cap Value Fund currently offers three classes of shares: Class I shares (sold without any sales loads and distribution and/or service fees), Class C shares (sold without any sales loads but subject to a distribution and/or service fee of up to 1.00% of the average daily net assets attributable to Class C shares) and Class R shares (sold without any sales loads but subject to a distribution and/or service fee of up to 0.25% of the average daily net assets attributable to Class R shares). Each class of shares represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (1) the classes bear differing levels of distribution fees, if any; (2) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; (3) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements; and (4) Class I shares require a higher minimum initial investment.

CM Advisors Family of Funds
Notes to Financial Statements (Continued)

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation – The Funds’ portfolio securities are generally valued at their market values determined on the basis of available market quotations as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern time). Securities listed on an exchange or quoted on a national market system are valued at the last sales price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculations) or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures. Instruments with maturities of 60 days or less may be valued at amortized cost, which approximates market value.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

For example, Corporate Bonds and U.S. Treasury Obligations held by CM Advisors Fixed Income Fund are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure the fair value of a particular security may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement of that security falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

CM Advisors Family of Funds
Notes to Financial Statements (Continued)

The following is a summary of the inputs used to value the Funds’ investments as of August 31, 2012 by security type:

CM Advisors Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$93,942,984	$—	$—	$93,942,984
Warrants	170,859	—	—	170,859
Money Market Funds	29,492,436	—	—	29,492,436
Total	$123,606,279	$—	$—	$123,606,279
CM Advisors Small Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$8,117,401	$—	$—	$8,117,401
Money Market Funds	1,211,622	—	—	1,211,622
Total	$9,329,023	$—	$—	$9,329,023
CM Advisors Opportunity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$1,260,511	$—	$—	$1,260,511
Closed-End Funds	175,088	—	—	175,088
Exchange-Traded Funds	132,400	—	—	132,400
Money Market Funds	144,834	—	—	144,834
Total	$1,712,833	$—	$—	$1,712,833
CM Advisors Fixed Income Fund
	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$35,380,033	$—	$35,380,033
U.S. Treasury Obligations	—	52,995,608	—	52,995,608
Closed-End Funds	1,054,820	—	—	1,054,820
Money Market Funds	12,023,992	—	—	12,023,992
Total	$13,078,812	$88,375,641	$—	$101,454,453

Refer to CM Advisors Fund’s, CM Advisors Small Cap Value Fund’s and CM Advisors Opportunity Fund’s Schedules of Investments for a listing of the common stocks valued using Level 1 inputs by industry type. Refer to CM Advisors Fixed Income Fund’s Schedule of Investments for a listing of the corporate bonds valued using Level 2 inputs by industry type.

CM Advisors Family of Funds
Notes to Financial Statements (Continued)

As of August 31, 2012, the Funds did not have any transfers in and out of any Level. The Funds did not hold any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of August 31, 2012. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

Share Valuation and Redemption Fees – The net asset value per share of each class of shares of CM Advisors Fund and CM Advisors Small Cap Value Fund is calculated on each business day by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The net asset value per share of CM Advisors Opportunity Fund and CM Advisors Fixed Income Fund is calculated on each business day by dividing the total value of each Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Class and each Fund is equal to the net asset value per share, except that shares of each Class and each Fund are subject to a redemption fee of 1%, payable to the applicable Fund, if redeemed within 180 days of the date of purchase. During the periods ended August 31, 2012 and February 29, 2012, proceeds from redemption fees were as follows:

	Six Months Ended August 31, 2012	Period Ended February 29, 2012
CM Advisors Fund - Class I	$947	$5,982
CM Advisors Fund - Class R	$204	$—
CM Advisors Small Cap Value Fund - Class I	$—	$543
CM Advisors Opportunity Fund	$—	$186
CM Advisors Fixed Income Fund	$5,796	$5,841

There were no redemption fees for Class C shares of CM Advisors Fund or Class C and Class R shares of CM Advisors Small Cap Value Fund during the periods ended August 31, 2012 and February 29, 2012.

Investment Transactions and Investment Income – Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on fixed income securities purchased are amortized using the effective interest method. Gains and losses on securities sold are determined on a specific identification basis, which is the same basis used for federal income tax purposes.

Expenses – The Funds bear expenses incurred specifically on their behalf as well as a portion of general Trust expenses, which are allocated according to methods authorized by the Board of Trustees.

Allocation Between Classes – Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of CM Advisors Fund and CM Advisors Small Cap Value Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of each Fund.

CM Advisors Family of Funds
Notes to Financial Statements (Continued)

Dividend Distributions – Dividends arising from net investment income, if any, are declared and paid quarterly to shareholders of each Fund. Distributions from capital gains, if any, are generally declared and distributed annually. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature and are primarily due to differing treatments of net short-term gains. Dividends and distributions are recorded on the ex-dividend date.

The tax character of distributions paid during the periods ended August 31, 2012 and February 29, 2012 was as follows:

	Periods Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
CM Advisors Fund - Class I	08/31/12	$33,477	$—	$33,477
	02/29/12	$318,248	$—	$318,248
CM Advisors Fund - Class R	08/31/12	$—	$—	$—
	02/29/12	$57	$—	$57
CM Advisors Small Cap Value Fund - Class I	08/31/12	$—	$—	$—
	02/29/12	$116,078	$—	$116,078
CM Advisors Small Cap Value Fund - Class C	08/31/12	$—	$—	$—
	02/29/12	$1,153	$—	$1,153
CM Advisors Small Cap Value Fund - Class R	08/31/12	$—	$—	$—
	02/29/12	$1,153	$—	$1,153
CM Advisors Opportunity Fund	08/31/12	$—	$—	$—
	02/29/12	$51,062	$—	$51,062
CM Advisors Fixed Income Fund	08/31/12	$767,529	$—	$767,529
	02/29/12	$3,571,380	$212,034	$3,783,414

During the periods ended August 31, 2012 and February 29, 2012, no distributions were paid by Class C shares of CM Advisors Fund.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. Federal Income Tax

It is each Fund’s policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies, and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

CM Advisors Family of Funds
Notes to Financial Statements (Continued)

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of August 31, 2012:

	CM Advisors Fund	CM Advisors Small Cap Value Fund	CM Advisors Opportunity Fund	CM Advisors Fixed Income Fund
Tax cost of portfolio investments	$114,535,064	$8,780,720	$1,711,704	$96,231,681
Gross unrealized appreciation	$16,057,792	$1,174,533	$76,340	$5,310,332
Gross unrealized depreciation	(6,986,577)	(626,230)	(75,211)	(87,560)
Net unrealized appreciation	9,071,215	548,303	1,129	5,222,772
Accumulated ordinary income	166,674	18,125	—	219,700
Capital loss carryforwards	(39,829,048)	—	(19,099)	—
Post-October losses	(8,064,209)	(164,327)	—	—
Other gains (losses)	7,395,171	369,099	(35,223)	1,145,109
Accumulated earnings (deficit)	$(31,260,197)	$771,200	$(53,193)	$6,587,581

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after February 28, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Under the law in effect prior to the Act, pre-enactment net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. Therefore, pre-enactment capital loss carryforwards are more likely to expire unused.

As of February 29, 2012, CM Advisors Fund and CM Advisors Opportunity Fund had the following capital loss carryforwards for income tax purposes:

	CM Advisors Fund	CM Advisors Opportunity Fund
Expires February 28, 2017 - short-term	$8,868,813	$—
Expires February 28, 2018 - short-term	30,960,235	—
No expiration - short-term	—	19,099
	$39,829,048	$19,099

In addition, CM Advisors Fund and CM Advisors Small Cap Value Fund had net realized losses of $8,064,209 and $164,327, respectively, during the period November 1, 2011 through February 29, 2012 (“post-October” losses), which are treated for federal income tax purposes as arising during each Fund’s tax year ending February 28, 2013. These capital loss carryforwards and post-October losses may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

CM Advisors Family of Funds
Notes to Financial Statements (Continued)

The Funds recognize the benefits or expenses of uncertain tax positions only if the position is “more-likely-than-not” of being sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on Federal income tax returns for all open tax years (tax years ended February 28, 2009 through February 29, 2012) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

4. Investment Transactions

During the six months ended August 31, 2012, cost of purchases and proceeds from sales of investment securities, other than short-term investments and U.S. government securities, were as follows:

	CM Advisors Fund	CM Advisors Small Cap Value Fund	CM Advisors Opportunity Fund	CM Advisors Fixed Income Fund
Cost of purchases of investment securities	$17,414,405	$2,047,086	$3,582,941	$1,153,017
Proceeds from sales of investment securities	$29,435,318	$1,800,209	$3,121,824	$6,542,688

5. Transactions with Affiliates

INVESTMENT ADVISORY AGREEMENT
The Funds pay a monthly advisory fee to Van Den Berg Management I, Inc. (the “Advisor”) based upon the average daily net assets of each Fund and calculated at the annual rate of 1.00% for each of CM Advisors Fund and CM Advisors Small Cap Value Fund, 1.25% for CM Advisors Opportunity Fund and 0.50% for CM Advisors Fixed Income Fund. The Advisor has entered into contractual agreements (the “Expense Limitation Agreements”) with each Fund under which it has agreed to waive its fees and to assume other expenses of the Funds, if necessary, in an amount that limits the Funds’ total operating expenses (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 plan) to not more than 1.50% of the average daily net assets of CM Advisors Fund, CM Advisors Opportunity Fund and CM Advisors Fixed Income Fund and not more than 1.25% of the average daily net assets of CM Advisors Small Cap Value Fund, each until July 1, 2013. There can be no assurance that the Expense Limitation Agreements will continue beyond July 1, 2013. Accordingly, during the six months ended August 31, 2012, with respect to CM Advisors Fund, the Advisor reimbursed the Fund for $21,019 of Class C expenses and $14,846 of Class R expenses; with respect to CM Advisors Small Cap Value Fund, the Advisor waived its entire investment advisory fee of $46,428 and reimbursed the Fund for $16,493 of common expenses, $17,219 of Class I expenses, $14,782 of Class C expenses and $14,960 of Class R expenses; with respect to CM Advisors Opportunity Fund, the Advisor waived its entire investment advisory fee of $10,963 and reimbursed the Fund for $58,256 of other operating expenses. During the six months ended August 31, 2012, there were no advisory fees waived or expenses reimbursed by the Advisor for CM Advisors Fixed Income Fund.

Certain Trustees and Officers of the Trust are also officers of the Advisor.

CM Advisors Family of Funds
Notes to Financial Statements (Continued)

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement with the Trust, Ultimus Fund Solutions, LLC (“Ultimus”) provides executive and administrative services and internal regulatory compliance services for the Funds. Ultimus supervises the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the Securities and Exchange Commission (“SEC”) and state securities commissions and prepares materials for meetings of the Board of Trustees. For these services, each Fund pays to Ultimus a monthly fee at an annual rate of 0.08% per annum of its average daily net assets up to $500 million, 0.05% of such assets from $500 million to $2 billion, 0.04% of such assets from $2 billion to $3 billion and 0.03% of such assets in excess of $3 billion, provided, however, that the minimum fee is $2,000 per month with respect to each Fund.

Certain officers of the Trust are also officers of Ultimus, or of Ultimus Fund Distributors, LLC (the “Distributor”), the principal underwriter of the Funds’ shares and an affiliate of Ultimus.

FUND ACCOUNTING AGREEMENT
Under the terms of a Fund Accounting Agreement with the Trust, Ultimus calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, Ultimus receives a base fee of $5,500 per month from CM Advisors Fund, $3,000 per month from CM Advisors Small Cap Value Fund and $2,000 per month from each of CM Advisors Opportunity Fund and CM Advisors Fixed Income Fund, plus an asset-based fee at the annual rate of 0.01% of the first $500 million of each Fund's average daily net assets and 0.005% of such assets in excess of $500 million. Prior to June 1, 2012, Ultimus received a base fee of $3,000 per month from the CM Advisors Fund. In addition, each Fund pay all costs of external pricing services.

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement with the Trust, Ultimus maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus receives from each Fund a fee, payable monthly, at an annual rate of $17 per account, provided, however, that the minimum fee with respect to each share class is $1,000 per month if a class has 25 shareholder accounts or less, $1,250 if a class has more than 25 but less than 100 shareholder accounts, and $1,500 per month if a class has 100 or more shareholder accounts. In addition, each Fund pays out-of-pocket expenses, including but not limited to, postage and supplies.

During the six months ended August 31, 2012, the transfer agent fees per class incurred by CM Advisors Fund and CM Advisors Small Cap Value Fund related to the above agreement amounted to:

	CM Advisors Fund	CM Advisors Small Cap Value Fund
Class I	$13,087	$7,500
Class C	$4,000	$6,000
Class R	$6,000	$6,000

CM Advisors Family of Funds
Notes to Financial Statements (Continued)

DISTRIBUTION AGREEMENT
Pursuant to the terms of a Distribution Agreement with the Trust, the Distributor serves as the Funds’ principal underwriter. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor receives annual compensation of $6,000 from the Trust for such services, of which each Fund pays its proportionate share.

DISTRIBUTION PLAN
The Trust has adopted plans of distribution (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act, which permit Class C and Class R shares of CM Advisors Fund and CM Advisors Small Cap Value Fund to directly incur or reimburse the Funds’ principal underwriter for certain expenses related to the distribution of their shares. The annual limitation for payment of expenses pursuant to the Plans is 1.00% of each Fund’s average daily net assets attributable to Class C shares and 0.25% of each Fund’s average daily net assets attributable to Class R shares. The Trust has not adopted a plan of distribution with respect to Class I shares of CM Advisors Fund or CM Advisors Small Cap Value Fund, or with respect to CM Advisors Opportunity Fund or CM Advisors Fixed Income Fund.

During the six months ended August 31, 2012, Class C and Class R shares of CM Advisors Fund incurred distribution expenses of $333 and $142, respectively, and Class C and Class R shares of CM Advisors Small Cap Value Fund incurred distribution expenses of $475 and $283, respectively.

6. Capital Share Transactions

Proceeds and payments on capital shares as shown in the Statement of Changes in Net Assets for CM Advisors Fund and CM Advisors Small Cap Value Fund are the result of the following capital share transactions for the periods shown:

	Six Months Ended August 31, 2012	Period Ended February 29, 2012
CM Advisors Fund - Class I
Shares sold	534,202	1,118,353
Shares reinvested	2,924	30,487
Shares redeemed	(1,084,066)	(2,599,118)
Net decrease in shares outstanding	(546,940)	(1,450,278)
Shares outstanding, beginning of period	12,061,158	13,511,436
Shares outstanding, end of period	11,514,218	12,061,158

CM Advisors Fund - Class C
Shares sold	—	9,569
Shares redeemed	(9,569)	—
Increase (decrease) in shares outstanding	(9,569)	9,569
Shares outstanding, beginning of period	9,569	—
Shares outstanding, end of period	—	9,569

CM Advisors Family of Funds
Notes to Financial Statements (Continued)

	Six Months Ended August 31, 2012	Period Ended February 29, 2012

CM Advisors Fund - Class R
Shares sold	—	11,569
Shares reinvested	—	6
Shares redeemed	(2,000)	—
Increase (decrease) in shares outstanding	(2,000)	11,575
Shares outstanding, beginning of period	11,575	—
Shares outstanding, end of period	9,575	11,575

CM Advisors Small Cap Value Fund - Class I
Shares sold	29,442	904,909
Shares reinvested	—	12,941
Shares redeemed	(4,635)	(7,972)
Net increase in shares outstanding	24,807	909,878
Shares outstanding, beginning of period	909,878	—
Shares outstanding, end of period	934,685	909,878

CM Advisors Small Cap Value Fund - Class C
Shares sold	—	9,718
Shares reinvested	—	129
Increase in shares outstanding	—	9,847
Shares outstanding, beginning of period	9,847	—
Shares outstanding, end of period	9,847	9,847

CM Advisors Small Cap Value Fund - Class R
Shares sold	13,155	13,485
Shares reinvested	—	128
Increase in shares outstanding	13,155	13,613
Shares outstanding, beginning of period	13,613	—
Shares outstanding, end of period	26,768	13,613

Note 7. Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. As of August 31, 2012, CM Advisors Fund had 27.7% and 24.5%, respectively, of the value of its net assets invested in stocks within the Industrials and Information Technology sectors, CM Advisors Small Cap Value Fund had 49.7% of the value of its net assets invested in stocks within the Industrials sector and CM Advisors Opportunity Fund had 24.4% of the value of its net assets invested in the stocks within the Information Technology sector. From time to time, a particular set of circumstances may affect one of these sectors or certain companies within the sectors, while having little or no impact on other sectors or other companies with the sectors. For instance, economic

CM Advisors Family of Funds
Notes to Financial Statements (Continued)

or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Funds’ portfolios will be adversely affected.

8. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

9. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of the financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events except as reflected in the following paragraph.

At a meeting held on October 26, 2012, the Board of Trustees of the Trust determined to discontinue the operations of CM Advisors Opportunity Fund. It is anticipated that all outstanding shares of the Fund will be redeemed and that the Fund will discontinue operations on or about December 14, 2012. The Adviser will continue to waive fees and reimburse expenses of the Fund, as necessary, in order to maintain fees and expenses at their current level.

CM Advisors Family of Funds
About Your Funds’ Expenses (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. Ongoing costs, which are deducted from each Fund’s gross income, directly reduce the investment return of the Funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (March 1, 2012) and held until the end of the period (August 31, 2012).

The table below illustrates each Fund’s costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount of expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the ongoing costs that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Funds’ ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds’ actual returns, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not impose any sales loads. However, a redemption fee of 1% is charged on the sale of shares within 180 days of the date of their purchase.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Funds’ expenses, including annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds’ prospectus.

CM Advisors Family of Funds
About Your Funds’ Expenses (Unaudited) (Continued)

CM Advisors Fund - Class I
	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,007.80	$6.61
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.55	$6.65

*	Expenses are equal to the annualized expense ratio of 1.31% for the period, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

CM Advisors Fund - Class R
	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,007.50	$8.83
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,016.34	$8.87

*	Expenses are equal to the annualized expense ratio of 1.75% for the period, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

CM Advisors Small Cap Value Fund - Class I
	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$989.80	$6.25
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.85	$6.34

*	Expenses are equal to the annualized expense ratio of 1.25% for the period, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

CM Advisors Small Cap Value Fund - Class C
	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$984.70	$11.22
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,013.83	$11.39

*	Expenses are equal to the annualized expense ratio of 2.25% for the period, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

CM Advisors Family of Funds
About Your Funds’ Expenses (Unaudited) (Continued)

CM Advisors Small Cap Value Fund - Class R
	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$988.80	$7.50
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,017.60	$7.61

*	Expenses are equal to the annualized expense ratio of 1.50% for the period, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

CM Advisors Opportunity Fund
	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$993.80	$7.52
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,017.60	$7.61

*	Expenses are equal to the annualized expense ratio of 1.50% for the period, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

CM Advisors Fixed Income Fund
	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,013.90	$4.05
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,021.11	$4.06

*	Expenses are equal to the annualized expense ratio of 0.80% for the period, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

CM Advisors Family of Funds
Other Information (Unaudited)

The Trust files a complete listing of portfolio holdings for the Funds with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request, by calling 1-888-859-5856. Furthermore, you may obtain a copy of these filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-859-5856, or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-888-859-5856, or on the SEC’s website at http://www.sec.gov.

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CM Advisors Fund
CM Advisors Small Cap Value Fund
CM Advisors Opportunity Fund and
CM Advisors Fixed Income Fund
are each a series of
CM Advisors Family of Funds

_______________________

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:
Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, OH 45246-0707	Van Den Berg Management I, Inc. (d/b/a CM Fund Advisors) 805 Las Cimas Parkway, Suite 430 Austin, Texas 78746

Toll-Free Telephone:	Toll-Free Telephone:
1-888-859-5856	1-888-859-5856

World Wide Web @:
www.cmadvisorsfunds.com

Investment in the Funds is subject to investment risks, including the possible loss of some or all of the principal amount invested. No investment strategy works all the time, and past performance is not necessarily indicative of future performance.

The performance information quoted in this report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. A redemption fee of 1% of the amount redeemed is imposed on redemptions of Fund shares occurring within 180 days following the purchase of such shares.

An investor should consider the investment objectives, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the Funds. A copy of the prospectus is available at www.cmadvisorsfunds.com or by calling Shareholder Services at 1-888-859-5856. The prospectus should be read carefully before investing.

For More Information on your CM Advisors Family of Funds:

See Our Web site @ www.cmadvisorsfunds.com or

Call Our Shareholder Services Group Toll-Free at 1-888-859-5856

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)   Not applicable [schedule filed with Item 1]

(b)   Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons:  Not applicable

(b)  Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    CM Advisors Family of Funds

By (Signature and Title)*		/s/ Arnold Van Den Berg
Arnold Van Den Berg, Chairman and President

Date	October 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Arnold Van Den Berg
Arnold Van Den Berg, Chairman and President

Date	October 30, 2012

By (Signature and Title)*		/s/ James D. Brilliant
James D. Brilliant, Treasurer

Date	October 30, 2012

* Print the name and title of each signing officer under his or her signature.